Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2022
Prepaid expenses and other current assets
Prepaid expenses and other current assets

10.  Prepaid expenses and other current assets

An analysis of prepaid expenses and other current assets at December 31, 2022 and 2021 is as follows:

	2022		2021
Sales commission to travel agencies (Note 1d)	US$	9,037	US$	9,233
Other prepaid expenses		8,371		10,440
Advances to suppliers		6,446		8,542
Prepaid insurance		5,816		4,150
Flight credits		3,519		6,022
	US$	33,189	US$	38,387